Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment Included in Consolidated Balance Sheets

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2015 and December 31, 2014, consisted of the following:

	2015	2014
Land	$6,579	$6,576
Land improvements	1,097	611
Buildings	22,405	20,914
Construction in process	—	486
Furniture and equipment	6,488	6,213

	36,569	34,800
Less accumulated depreciation	12,535	11,860

Premises and equipment, net	$24,034	$22,940